Share-based payments (Tables)	6 Months Ended
Jun. 30, 2021
Share-based Payments Arrangements [Abstract]
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
The number of options and warrants outstanding on June 30, 2021 and their main characteristics, are detailed below:

Founders’ warrants

	BSPCE 2012-2	BSPCE 08-2013	BSPCE 09-2014	BSPCE 2015-1	BSPCE 2015-3
Date of the shareholders' meeting	4-May-12	28-Jun-13	18-Jun-14	18-Jun-14	18-Jun-14
Date of grant by the Executive Board	18-dec-12	28-Aug-13	16-Sep-14	10-Feb-15	10-Jun-15
Total number of BSPCEs authorized	500,000	500,000	450,000	450,000	450,000
Total number of BSPCEs granted	100,000	50,000	97,200	71,650	53,050
Total number of shares to which the BSPCE were likely to give right on the date of their grant	100,000	50,000	97,200	71,650	53,050
the number of which that may be subscribed by corporate officers:	—	—	21,000	24,000	—
the number that can be subscribed by Laurent LEVY	—	—	21,000	24,000	—
Number of beneficiaries who are not corporate officers	2	1	30	13	42
Starting date for the exercise of the BSPCE	12/18/12	08/28/13	09/16/15	02/10/2016	06/10/2016
BSPCE expiry date	12/18/22	08/28/23	09/16/24	02/10/2025	06/10/2025
BSPCE exercise price	€6.63	€5.92	€18.68	€18.57	€20.28
Number of shares subscribed as of June 30, 2021	—	—	—	—	—
Total number of BSPCEs lapsed or cancelled as of June 30, 2021	—	—	11,050	3,200	22,350
Total number of BSPCEs outstanding as of June 30, 2021	100,000	50,000	86,150	68,450	30,700
Total number of shares available for subscription as of June 30, 2021	100,000	50,000	86,150	68,450	30,700
Maximum total number of shares that may be subscribed for upon exercise of all outstanding BSPCEs (assuming that all the conditions for the exercise of the related BSPCEs are met)	100,000	50,000	86,150	68,450	30,700

	BSPCE 2016 Ordinary	BSPCE 2016 Performance	BSPCE 2017 Ordinary	BSPCE “2017”
Date of the shareholders' meeting	25-Jun-15	25-Jun-15	23-Jun-16	23-Jun-16
Date of grant by the Executive Board	2-Feb-16	2-Feb-16	7-Jan-17	7-Jan-17
Total number of BSPCEs authorized	450,000	450,000	450,000	450,000
Total number of BSPCEs granted	126,400	129,250	117,650	80,000
Total number of shares to which the BSPCE were likely to give right on the date of their grant	126,400	129,250	117,650	80,000
the number of which that may be subscribed by corporate officers:	23,500	23,500	26,400	32,000
the number of which that may be subscribed by Laurent LEVY	23,500	23,500	26,400	32,000
Number of beneficiaries who are not corporate officers	43	50	42	3
Starting date for the exercise of the BSPCE	02/02/2017	02/02/2016	01/08/2018	01/07/2017
BSPCE expiry date	02/02/2026	02/02/2026	01/07/2027	01/07/2027
BSPCE exercise price	€14.46	€14.46	€15.93	€15.93
Number of shares subscribed as of June 30, 2021	333	—	—	—
Total number of BSPCEs lapsed or cancelled as of June 30, 2021	25,150	28,426	16,800	—
Total number of BSPCEs outstanding as of June 30, 2021	100,917	100,824	100,850	80,000
Total number of shares available for subscription as of June 30, 2021	100,917	38,544	100,850	80,000
Maximum total number of shares that may be subscribed for upon exercise of all outstanding BSPCEs (assuming that all the conditions for the exercise of said BSPCEs are met)	100,917	100,824	100,850	80,000
Warrants

	BSA 04-12	BSA 2013	BSA 2014	BSA 2015-1	BSA 2015-2 (a)	BSA 2016-2	BSA 2017
Date of the shareholders’ meeting	4-May-12	4-May-12	18-Jun-14	18-Jun-14	18-Jun-14	23-Jun-16	23-Jun-16
Date of grant by the Executive Board	4-May-12	10-Apr-13	16-Sep-14	10-Feb-15	25-Jun-15	3-Nov-16	7-Jan-17
Maximum number of BSAs authorized	200,000	200,000	100,000	100,000	100,000	100,000	100,000
Total number of BSAs granted	52,500	10,000	14,000	26,000	64,000	8,000	18,000
Number of shares to which the BSA were likely to give right on the date of their grant	52,500	10,000	14,000	26,000	64,000	8,000	18,000
including the total number of shares that may subscribed by the corporate officers of the Company	22,500	—	8,000	15,000	—	—	13,280
Relevant officers:
Anne-Marie GRAFFIN				5,000			3,820
Enno SPILLNER				3,000			3,820
Alain HERRERA			4,000	5,000			2,820
Gary PHILLIPS
Christophe DOUAT (observer)	22,500		4,000	2,000			2,820
Number of beneficiaries who are not corporate officers	1	1	1	2	1	2	1
Starting date for the exercise of the BSA	10/23/2013	04/30/2014	09/16/2014	02/10/2015	06/25/2015	11/03/2016	01/07/2017
BSA expiry date (6)	05/04/2022	04/10/2023	09/16/2024	02/10/2025	06/25/2025	11/03/2021	01/07/2022
BSA issue price	€0.60	€2.50	€4.87	€4.87	€5.00	€2.03	€2.26
Exercise price per BSA	€6.00	€6.37	€17.67	€17.67	€19.54	€15.01	€15.76
Number of shares subscribed as of June 30, 2021	22,500	—	—	—	—	—	—
Total number of forfeited or cancelled BSAs as of June 30, 2021	—	4,000	4,000	5,000	—	—	—
Total number of BSAs outstanding as of June 30, 2021	30,000	6,000	10,000	21,000	64,000	8,000	18,000
Total number of shares available for subscription as of June 30, 2021 (considering the conditions of exercise of the BSAs)	30,000	6,000	—	—	—	—	—
Maximum total number of shares that may be subscribed for upon exercise of all outstanding BSAs (assuming that all the conditions for the exercise of said BSAs are met)	30,000	6,000	10,000	21,000	64,000	8,000	18,000

	BSA 2018	BSA 2018-1	BSA 2018-2	BSA 2019-1	BSA 2020	BSA 2021 (a)	BSA 2021 (b)
Date of the shareholders’ meeting	14-Jun-17	14-Jun-17	23-May-18	23-May-18	11-Apr-19	30-Nov-20	30-Nov-20
Date of grant by the Executive Board	6-Mar-18	6-Mar-18	27-Jul-18	29-Mar-19	17-Mar-20	20-Apr-21	20-Apr-21
Maximum number of BSAs authorized	116,000	116,000	140,000	140,000	500,000	650,000	650,000
Total number of BSAs granted	18,000	10,000	5,820	18,000	18,000	48,103	30,000
Number of shares to which the BSA were likely to give right on the date of their grant	18,000	10,000	5,820	18,000	18,000	48,103	30,000
including the total number of shares that may subscribed by the corporate officers of the Company	12,700	—	—	12,700	14,024	33,672	—
Relevant officers:
Anne-Marie GRAFFIN	2,900			2,900	3,843	8,500
Enno SPILLNER	4,000			4,000	3,829	8,200
Alain HERRERA	2,900			2,900	3,195	9,227
Gary PHILLIPS
Christophe DOUAT (observer)	2,900			2,900	3,157	7,745
Number of beneficiaries who are not corporate officers	1	1	1	1	1	1	1
Starting date for the exercise of the BSA	03/06/2018	03/06/2018	07/27/18	03/29/19	03/17/20	04/20/21	04/20/21
BSA expiry date (6)	03/06/2023	03/06/2023	07/27/28	03/29/29	03/17/30	04/20/31	04/20/31
BSA issue price	€1.62	€1.62	€2.36	€1.15	€0.29	€2.95	€0.68
Exercise price per BSA	€13.55	€13.55	€16.10	€11.66	€6.59	€13.47	€13.64
Number of shares subscribed as of June 30, 2021	—	—	—	—	—	—	—
Total number of forfeited or cancelled BSAs as of June 30, 2021	—	—	—	—	—	—	—
Total number of BSAs outstanding as of June 30, 2021	18,000	10,000	5,820	18,000	18,000	48,103	30,000
Total number of shares available for subscription as of June 30, 2021 (considering the conditions of exercise of the BSAs)	—	—	—	—	—	—	—
Maximum total number of shares that may be subscribed for upon exercise of all outstanding BSAs (assuming that all the conditions for the exercise of said BSAs are met)	18,000	10,000	5,820	18,000	18,000	48,103	30,000
Free shares

	AGA 2018-1	AGA 2018-2	AGA 2019-1	AGA 2020	AGA 2021
Date of the shareholders’ meeting	14-Jun-17	23-May-18	23-May-18	11-Apr-19	30-Nov-20
Date of grant by the Executive Board	6-Mar-18	27-Jul-18	29-Mar-19	11-Mar-20	20-Apr-21
Total number of AGAs authorized	526,800	648,000	648,000	650,000	850,000
Total number of AGAs granted	396,250	6,000	438,250	50,000	362,515
Total number of shares to which the AGAs were likely to give right on the date of their grant	396,250	6,000	438,250	50,000	362,515
including the number that can be subscribed by corporate officers:	77,500	—	150,000	50,000	270,000
the number that can be subscribed by Laurent LEVY	77,500	—	150,000	—	180,000
the number that can be subscribed by Anne-Juliette HERMANT	—	—	—	50,000	90,000
Number of beneficiaries who are not corporate officers	78	1	80	—	79
Date of acquisition (end of the acquisition period)	(1)	07/27/20	(2)	03/11/22	04/20/23
Number of shares subscribed as of June 30, 2021	340,583	6,000	369,250	—	—
Total number of AGAs lapsed or cancelled as of June 30, 2021	55,667	—	69,000	—	2
Total number of AGAs outstanding as of June 30, 2021	—	—	—	50,000	362,513
Total number of shares that may be subscribed	—	—	—	50,000	362,513
Duration of the holding period	(1)	1 year	(2)	1 year	1 year
(1) The AGA2018-1 granted to French tax residents were definitely acquired on March 6, 2020 were subject to a one-year holding period ending on March 6, 2021. The AGA2018-1 granted to foreign tax residents were definitely acquired on March 6, 2021 and will not be subject to any holding period.
(2) The AGA2019-1 granted to French tax residents were definitely acquired on March 29, 2021 and will then be subject to a one-year holding period ending on March 29, 2022. The AGA2019-1 granted to foreign tax residents will be definitely acquired on March 29, 2022 and will not be subject to any holding period.

	BSPCE	BSA	OSA	AGA	Total
Total number of shares underlying grants outstanding as of June 30, 2021	717,891	304,923	1,670,524	412,513	3,105,851

Disclosure of number and weighted average remaining contractual life of outstanding share options
Stock options

	OSA 2016-1 Performance	OSA 2016-2	OSA 2017 Ordinary	OSA 2018	OSA 2019-1	OSA 2019 LLY
Date of the shareholders’ meeting	25-Jun-15	23-Jun-16	23-Jun-16	14-Jun-17	23-May-18	11-Apr-19
Date of grant by the Executive Board	02-Feb-16	03-Nov-16	07-Jan-17	6-Mar-18	29-Mar-19	24-Oct-19
Total number of OSAs authorized	450,000	450,000	450,000	526,800	648,000	650,000
Total number of OSAs granted	6,400	4,000	3,500	62,000	37,500	500,000
Total number of shares to which the OSAs were likely to give right on the date of their grant	6,400	4,000	3,500	62,000	37,500	500,000
including the number that may be subscribed or purchased by corporate officers:	—	—	—	—	—	500,000
the number that can be subscribed by Laurent LEVY						500,000
the number that can be subscribed by Anne-Juliette HERMANT
the number that can be subscribed by Bart VAN RHIJN
Number of beneficiaries who are not corporate officers	2	1	2	5	12	—
Starting date for the exercise of the OSA	02/02/2017	11/03/2017	01/08/2018	03/07/2019	03/30/2021	10/24/2019
OSA expiry date	02/02/2026	11/03/2026	01/07/2027	03/06/2028	03/29/2029	10/24/2029
Exercise price per OSA	€13.05	€14.26	€14.97	€12.87	€11.08	€6.41
Number of shares subscribed as of June 30, 2021	—	—	—	—	—	—
Total number of lapsed or cancelled OSAs as of June 30, 2021	6,000	—	3,000	10,000	8,750	—
Total number of OSAs outstanding as of June 30, 2021	400	4,000	500	52,000	28,750	500,000
Maximum number of shares available for subscription as of June 30, 2021 (given the vesting conditions of the OSAs)	120	4,000	500	52,000	19,165	—
Maximum total number of shares that may be subscribed for upon exercise of all outstanding OSAs (assuming that all the conditions for the exercise of said OSAs are met)	400	4,000	500	52,000	28,750	500,000

	OSA 2020	OSA 2021-04 Ordinary	OSA 2021-04 Performance	OSA 2021-06 Performance	OSA 2021-06 Ordinary
Date of the shareholders’ meeting	11-Apr-19	30-Nov-20	30-Nov-20	30-Nov-20	28-Apr-21
Date of grant by the Executive Board	11-Mar-20	20-Apr-21	20-Apr-21	21-Jun-21	21-Jun-21
Total number of OSAs authorized	650,000	850,000	1,000,000	1,000,000	850,000
Total number of OSAs granted	407,972	143,200	428,000	60,000	60,000
Total number of shares to which the OSAs were likely to give right on the date of their grant	407,972	143,200	428,000	60,000	60,000
including the number that may be subscribed or purchased by corporate officers:	180,000	—	240,000	60,000	60,000
the number that can be subscribed by Laurent LEVY	120,000		180,000
the number that can be subscribed by Anne-Juliette HERMANT	60,000		60,000
the number that can be subscribed by Bart VAN RHIJN				60,000	60,000
Number of beneficiaries who are not corporate officers	104	13	14	—	—
Starting date for the exercise of the OSA	03/11/2021	04/20/22	04/20/22	06/21/22	06/21/22
OSA expiry date	03/11/2030	04/20/31	04/20/31	06/21/31	06/21/31
Exercise price per OSA	€6.25	€13.74	€13.74	€12.99	€12.99
Number of shares subscribed as of June 30, 2021	—	—	—	—	—
Total number of lapsed or cancelled OSAs as of June 30, 2021	14,298	—	—	—	—
Total number of OSAs outstanding as of June 30, 2021	393,674	143,200	428,000	60,000	60,000
Maximum number of shares available for subscription as of June 30, 2021 (given the vesting conditions of the OSAs)	172,147	—	—	—	—
Maximum total number of shares that may be subscribed for upon exercise of all outstanding OSAs (assuming that all the conditions for the exercise of said OSAs are met)	393,674	143,200	428,000	60,000	60,000

	BSPCE	BSA	OSA	AGA	Total
Total number of shares underlying grants outstanding as of June 30, 2021	717,891	304,923	1,670,524	412,513	3,105,851

Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period	The fair value of 2012-1 founders’ warrants was determined using the Monte Carlo valuation model to take into account the exercise conditions, which depend on the realized gain compared to the expected stock market listing price. The data used for the estimation and measurement of new awards and ongoing awards are detailed below:

BSPCE	Share price (in euros)	Exercise price (in euros)	Volatility	Maturity (in years)	Risk-free rate	Yield	Value of initial plan (in thousands of euros)	Expense for the first half of 2021 (in thousands of euros)	Expense for the first half of 2020 (in thousands of euros)
BSPCE 2012-1	5.26	5.26	41%	3.49	0.20%	0.00%	307	—	—
BSPCE 2012-2	6.65	6.63	44.3% - 47.6%	5 - 7.30	0.84% - 1.22%	0.00%	288	—	—
BSPCE 04-2013	6.30	6.30	56%	5	0.90%	0.00%	167	—	—
BSPCE 08-2013	6.30	5.92	256%	7	0.90%	0.00%	152	—	—
BSPCE 09-2014	18.68	18.68	58%	5.5/6/6.5	0.64%	0.00%	932	—	—
BSPCE 2015-2	18.57	18.57	58% - 62% - 61%	5.5/6/6.5	0.39%	0.00%	650	—	—
BSPCE 2015-3	20.28	20.28	61% - 62% - 61%	5.5/6/6.5	0.56%	0.00%	483	—	—
BSPCE 2016 Ordinary	14.46	14.46	59% - 62% - 60%	5.5/6/6.5	0.32%	0.00%	1,080	—	—
BSPCE 2016 Performance	14.46	14.46	59%	5	0.19%	0.00%	1,212	5	63
BSPCE 2017 Ordinary	15.93	15.93	58% - 61% - 59%	5.5/6/6.5	0.23%	0.00%	1,000	—	8
BSPCE 2017 Performance	15.93	15.93	59%	5	0.11%	0.00%	622	—	—
BSPCE 2017	15.93	15.93	59%	5	0.11%	0.00%	627	—	—
BSPCE 2017 Project	15.93	15.93	59%	5	0.11%	0.00%	94	—	—
Total BSPCE	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	5	71

BSA	Share price (in euros)	Exercise price (in euros)	Volatility	Maturity (in years)	Risk-free rate	Yield	Value of initial plan (in thousands of euros)	Expense for the first half of 2021 (in thousands of euros)	Expense for the first half of 2020 (in thousands of euros)
BSA 04-2012	6.00	6.00	49%	10	0.96%	0.00%	183	—	—
BSA 2013	6.30	6.37	156%	6	0.90%	0.00%	1	—	—
BSA 2014	18.68	17.67	57%	5	0.41%	0.00%	—	—	—
BSA 2015-1	17.67	17.67	58%	5	0.26% - 0.27%	0.00%	63	—	—
BSA 2015-2 (a)	17.67	19.54	58%-58%-57%-58%	5/5.1/5.3/5.4	0.39%	0.00%	16	—	—
BSA 2015-2 (b)	19.54	19.54	58% - 60%	4.6 – 9.6	0.25% - 0.91%	0.00%	284	—	—
BSA 2016o	13.74	13.74	57%	2.4	0.00%	0.00%	37	—	—
BSA 2016p	13.74	13.74	57%	2.4	0.00%	0.00%	143	—	—
BSA 2016-2	15.01	15.01	57%	2.4	0.00%	0.00%	—	—	—
BSA 2017	15.76	15.76	33%	2.4	0.00%	0.00%	—	—	—
BSA 2018	13.55	13.55	38%	4.8	0.7% - 0.1%	0.00%	2	—	—
BSA 2018-1	13.55	13.55	38%	4.8	0.7% - 0.1%	0.00%	—	—	—
BSA 2018-2	16.10	16.10	38%	4.8	0.7% - 0.1%	0.00%	1	—	—
BSA 2019-1	11.66	11.66	37%	9.8/9.9	0.16% - 0.50%	0.00%	24	—	—
BSA 2020	13.03	6.59	38%	10	-0.13%/ -0.07%	0.00%	19	—	19
BSA 2021 (a)	13.47	13.47	39.10%	10	0.27%	0.00%	44	44	—
BSA 2021 (b)	n.a.	13.64	n.a.	10	n.a.	0.00%	—	—	—
Total BSA	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	44	19

AGA	Share price (in euros)	Exercise price (in euros)	Volatility	Maturity (in years)	Risk-free rate	Yield	Value of initial plan (in thousands of euros)	Expense for the first half of 2021 (in thousands of euros)	Expense for the first half of 2020 (in thousands of euros)
AGA 2018-1	12.87	0.00	n.a.	n.a.	0.00%	0.00%	4,951	16	224
AGA 2018-2	12.87	0.00	n.a.	n.a.	0.00%	0.00%	75	—	19
AGA 2019-1	10.90	0.00	n.a.	n.a.	0.19% / 0.141%	0.00%	4,776	422	960
AGA 2020	5.90	0.00	n.a.	n.a.	-0.74%/ -0.69%	0.00%	287	71	43
AGA 2021	13.60	0.00	n.a.	n.a.	-0.63% / -0.59%	0.00%	4,869	473	—
Total AGA	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	983	1,246

(in thousands of euros)	BSPCE	BSA	OSA	AGA	Total
Expense for the year ended June 30, 2021	5	44	367	983	1,398

(in thousands of euros)	BSPCE	BSA	OSA	AGA	Total
Expense for the year ended June 30, 2020	71	19	205	1,246	1,542

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period

OSA	Share price (in euros)	Exercise price (in euros)	Volatility	Maturity (in years)	Risk-free rate	Yield	Value of initial plan (in thousands of euros)	Expense for the first half of 2021 (in thousands of euros)	Expense for the first half of 2020 (in thousands of euros)
OSA 2016 Ordinary	13.05	13.05	59% - 62% - 60%	5.5 / 6 /6.5	0.32%	0.00%	117	—	—
OSA 2016 Performance	13.05	13.05	59%	5	0.19%	0.00%	69	—	—
OSA 2016-2	14.26	14.26	58% - 62% - 59%	5.5 / 6 /6.5	0.04%	0.00%	27	—	—
OSA 2017 Ordinary	15.93	14.97	58% - 61% - 59%	5.5 / 6 /6.5	0.23%	0.00%	31	—	—
OSA 2017 Performance	15.93	14.97	59%	5	0.11%	0.00%	35	—	—
OSA 2018	12.87	12.87	35%	5.5 / 6 /6.5	0.00%	0.00%	252	—	6
OSA 2019-1	11.08	11.08	38.1% / 37.4%	6 /6.5	0.103% / 0.149%	0.00%	140	13	27
OSA 2019-2	6.41	6.41	37%	10	0.40%	0.00%	252	—	—
OSA 2020	6.25	6.25	38%	10	0.31%	0.00%	939	225	172
OSA 2021-04 O	13.60	13.74	38.9% - 37.8% - 38.3%	5.5 / 6 / 6.5	-0.38% / -0.33% / -0.28%	0.00%	684	80	—
OSA 2021-04 P	13.60	13.74	39.10%	10	0.03%	0.00%	1,816	39	—
OSA 2021-06 O	12.20	12.99	39.2% - 37.8% - 38.1%	5.5 / 6 / 6.5	-0.35% / -0.30% / -0.26%	0.00%	246	4	—
OSA 2021-06 P	12.20	12.99	39.10%	10	0.13%	0.00%	212	5	—
Total OSA	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	367	205

(in thousands of euros)	BSPCE	BSA	OSA	AGA	Total
Expense for the year ended June 30, 2021	5	44	367	983	1,398

(in thousands of euros)	BSPCE	BSA	OSA	AGA	Total
Expense for the year ended June 30, 2020	71	19	205	1,246	1,542